Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (Accumulated Losses)
Beginning balance at Jun. 30, 2020	$ 549,326	$ 1,051,450	$ 85,330	$ (429)	$ (38,267)		$ (548,758)
Loss for the period	(24,544)						(24,544)
Other comprehensive income/(loss)	489			81	408
Total comprehensive profit/(loss) for the period	(24,055)			81	408		(24,544)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	8,354	8,354
Transactions with owners in their capacity as owners	8,354	8,354
Transfer of exercised options		3,201	(3,201)
Fair value of share-based payments	4,881		4,881
Increase (decrease) in equity	4,881	3,201	1,680
Ending balance at Sep. 30, 2020	538,506	1,063,005	87,010	(348)	(37,859)		(573,302)
Beginning balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	$ 12,969	(647,569)
Loss for the period	(22,645)						(22,645)
Other comprehensive income/(loss)	(195)			154	(349)
Total comprehensive profit/(loss) for the period	(22,840)			154	(349)		(22,645)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	175	175
Transactions with owners in their capacity as owners	175	175
Transfer of exercised options		164	(164)
Fair value of share-based payments	1,014		1,014
Increase (decrease) in equity	1,014	164	850
Ending balance at Sep. 30, 2021	$ 559,746	$ 1,163,492	$ 93,705	$ (66)	$ (40,140)	$ 12,969	$ (670,214)